Goodwill	12 Months Ended
Dec. 31, 2017
GOODWILL [Abstract]
Goodwill

10.           GOODWILL

	As of December 31,
	2016	2017
Beginning balance	$5,945	$5,565
Foreign currency translation adjustment	(380)	343
Ending balance	$5,565	$5,908

No impairment loss was recognized for the years ended December 31, 2015, 2016, and 2017. As of December 31, 2017, no accumulated goodwill impairment has been provided.